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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-02514

ING Variable Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)       (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Growth and Income Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Growth and Income Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 98.6%
		Consumer Discretionary: 12.0%
1,806,006		CBS Corp. - Class B	$28,643,255
1,102,371	@	DirecTV	45,891,705
1,329,500		Home Depot, Inc.	42,118,560
1,630,100		International Game Technology	23,554,945
427,451	@	Liberty Media Corp. - Starz	27,733,021
1,311,732		Macy’s, Inc.	30,287,892
1,014,300		Regal Entertainment Group	13,307,616
581,400		Tupperware Corp.	26,604,864
949,400	@, L	Urban Outfitters, Inc.	30,092,552
1,231,700		Wyndham Worldwide Corp.	33,834,799
			302,069,209
		Consumer Staples: 9.9%
959,600		Alberto-Culver Co.	36,128,940
443,100		Hershey Co.	21,087,129
1,144,282		PepsiCo, Inc.	76,026,096
1,100,792		Procter & Gamble Co.	66,014,496
970,600		Wal-Mart Stores, Inc.	51,946,512
			251,203,173
		Energy: 12.0%
264,135		Apache Corp.	25,821,838
1,248,000		Arch Coal, Inc.	33,334,080
1,851,915		ExxonMobil Corp.	114,429,828
633,415		National Oilwell Varco, Inc.	28,167,965
815,708		Nexen, Inc.	16,395,731
585,600		Schlumberger Ltd.	36,078,816
1,064,300		Suncor Energy, Inc.	34,642,965
225,100	@	Transocean Ltd.	14,471,679
			303,342,902
		Financials: 14.2%
4,073,800		Bank of America Corp.	53,407,518
1,842,473	@	Blackstone Group LP	23,380,982
7,649,000	@	Citigroup, Inc.	29,831,100
782,700		Comerica, Inc.	29,077,305
111,900		Goldman Sachs Group, Inc.	16,178,502
1,791,860		J.P. Morgan Chase & Co.	68,216,110
530,185		Reinsurance Group of America, Inc.	25,602,634
2,181,300		Wells Fargo & Co.	54,816,069
787,600		Willis Group Holdings Ltd.	24,273,832
1,508,400		XL Group PLC	32,671,944
			357,455,996
		Health Care: 11.5%
949,100		Aetna, Inc.	30,001,051
1,160,400		AmerisourceBergen Corp.	35,577,864
527,677		Covidien PLC	21,207,339
616,000	@	Medco Health Solutions, Inc.	32,068,960
1,596,400		Merck & Co., Inc.	58,763,484
3,643,517		Pfizer, Inc.	62,559,187
451,462		Teva Pharmaceutical Industries Ltd. ADR	23,814,621
515,700	@	Zimmer Holdings, Inc.	26,986,581
			290,979,087
		Industrials: 9.8%
310,600		Acuity Brands, Inc.	13,740,944
422,100		Boeing Co.	28,086,534
631,600		Fluor Corp.	31,283,148
3,441,800		General Electric Co.	55,929,250
535,103		Ingersoll-Rand PLC	19,108,528
401,330	@	TransDigm Group, Inc.	24,902,527
492,780		Union Pacific Corp.	40,309,404
785,159	@	WABCO Holdings, Inc.	32,929,568
			246,289,903
		Information Technology: 19.7%
554,500		Amphenol Corp.	27,159,410
362,107	@	Apple, Inc.	102,747,861
2,868,640	@	Cisco Systems, Inc.	62,823,216
546,400	@	Cognizant Technology Solutions Corp.	35,226,408
2,556,700	L	Jabil Circuit, Inc.	36,842,047
2,041,600	@	Marvell Technology Group Ltd.	35,748,416
3,551,761		Microsoft Corp.	86,982,626
1,565,717		Qualcomm, Inc.	70,645,151
534,000		Visa, Inc.	39,654,840
			497,829,975
		Materials: 3.5%
399,201		Eastman Chemical Co.	29,540,874
1,426,100		Packaging Corp. of America	33,042,737
826,810		Silgan Holdings, Inc.	26,209,877
			88,793,488

PORTFOLIO OF INVESTMENTS
ING Growth and Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
		Telecommunication Services: 2.5%
8,435,300	@	Sprint Nextel Corp.		$39,055,439
726,600		Verizon Communications, Inc.		23,679,894
				62,735,333
		Utilities: 3.5%
534,459		Entergy Corp.		40,902,147
2,549,400		Great Plains Energy, Inc.		48,183,660
				89,085,807
		Total Common Stock
		(Cost $2,174,016,656)		2,489,784,873

Principal Amount				Value
CORPORATE BONDS/NOTES: 0.0%
		Energy:
$10,000,000	I, X, ±	Southern Energy - Escrow, 0.000%, due 07/15/49		$—
		Utilities: 0.0%
20,000,000	L, X, ±	Mirant Corp. - Escrow (In Default), 0.000%, due 06/15/21		—
				—
		Total Corporate Bonds/Notes
		(Cost $-)		—
		Total Long-Term Investments
		(Cost $2,174,016,656)		2,489,784,873

Shares				Value
SHORT-TERM INVESTMENTS: 1.7%
		Affiliated Mutual Fund: 1.7%
43,243,000		ING Institutional Prime Money Market Fund - Class I		$43,243,000
		Total Mutual Fund
		(Cost $43,243,000)		43,243,000
		Securities Lending Collateral(cc): 0.0%
822,936	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		$658,349
		Total Securities Lending Collateral
		(Cost $822,936)		658,349
		Total Short-Term Investments
		(Cost $44,065,936)		43,901,349
		Total Investments in Securities
		(Cost $2,218,082,592)*	100.3%	$2,533,686,222
		Other Assets and Liabilities - Net	(0.3)	(8,793,190)
		Net Assets	100.0%	$2,524,893,032

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	±	Defaulted security
	*	Cost for federal income tax purposes is $2,259,327,196.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$347,338,249
		Gross Unrealized Depreciation		(72,979,223)
		Net Unrealized Appreciation		$274,359,026

PORTFOLIO OF INVESTMENTS
ING Growth and Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$2,489,784,873	$—	$—	$2,489,784,873
Short-Term Investments	43,243,000	—	658,349	43,901,349
Total Investments, at value	$2,533,027,873	$—	$658,349	$2,533,686,222

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	$658,349	$—	$—	$—	$—	$—	$—	$—	$658,349
Total Investments, at value	$658,349	$—	$—	$—	$—	$—	$—	$—	$658,349

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal  financial officer of the registrant as required by Rule 30a-2 under the Act (17  CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be  signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Funds
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 26, 2010
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	November 26, 2010